Long-Term Debts (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Debts [Abstract]
Schedule of Future Maturities of Long-Term Debts	As of June 30, 2023, the future maturities of long-term debts are as below:
As of June 30,	2023
(Unaudited)
RMB
Remaining of 2023	650,000
2024	1,870,000
2025	2,490,000
2026	3,110,000
2027	3,730,000
Thereafter	55,449,865
Total	67,299,865